Debt Including Capital Lease Obligations - 7.875% Senior Secured Notes (Details) (7.875% Senior Notes, Senior notes, USD $)	9 Months Ended
	Sep. 30, 2013	Feb. 05, 2014	Feb. 28, 2013	Feb. 05, 2013	Sep. 30, 2012
Debt Instrument [Line Items]
Stated interest rate on debt instrument	7.875%		7.875%	7.875%	7.50%
Face amount of senior notes			$ 425,000,000
Debt discount rate			99.274%
Effective interest rate			8.00%
Percentage of stocks of domestic subsidiaries, subject to exception and lien	100.00%
Threshold for acceleration of other debt agreements in event of default	30,000,000
Threshold for entry of non-appealable judgments	30,000,000
Debt instrument, maximum increase if notes are not registered		1.00%
Maximum
Debt Instrument [Line Items]
Percentage of stocks of foreign subsidiaries, subject to exception and lien	65.00%
Limit on lien on subsidiary stock as percentage of principal amount of debt instrument	20.00%
Redemption option using cash proceeds from equity offerings
Debt Instrument [Line Items]
Redemption price percentage	107.875%
Percentage of original aggregate principal amount, minimum after each redemption	65.00%
Redemption option using cash proceeds from equity offerings | Maximum
Debt Instrument [Line Items]
Redemption amount, percentage of principal amount	35.00%
On or before February 5, 2016 provided that no more than $42.5m aggregate principal amount is redeemed each year
Debt Instrument [Line Items]
Redemption price percentage	103.00%
Maximum redemption per period	$ 42,500,000.0
If redeemed during the 12-month period commencing February 1, 2016
Debt Instrument [Line Items]
Redemption price percentage	105.906%
If redeemed during the 12-month period commencing February 1, 2017
Debt Instrument [Line Items]
Redemption price percentage	103.938%
If redeemed during the 12-month period commencing February 1, 2018
Debt Instrument [Line Items]
Redemption price percentage	101.969%
If redeemed during the 12-month period commencing February 1, 2019 and thereafter
Debt Instrument [Line Items]
Redemption price percentage	100.00%
Redemption option upon change of control
Debt Instrument [Line Items]
Redemption price percentage	101.00%